Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000157745 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157745 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157745 | California
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000157745 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157745 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157745 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157745 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157745 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157745 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157745 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157745 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157745 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157745 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157745 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157745 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157745 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000157745 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000157745 | A
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000157745 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157745 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157745 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084881 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084881 | California
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000084881 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084881 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084881 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084881 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084881 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084881 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084881 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084881 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084881 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084881 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084881 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084881 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000084881 | A
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000084881 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000084881 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084881 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000157746 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157746 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157746 | California
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000157746 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157746 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157746 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157746 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157746 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157746 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157746 | Other
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000157746 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157746 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157746 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000157746 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157746 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157746 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157746 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157746 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157746 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157746 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000157746 | A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000157746 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157746 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157746 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030490 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030490 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030490 | California
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030490 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030490 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030490 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030490 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030490 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030490 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030490 | Other
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000030490 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030490 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030490 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030490 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030490 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030490 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030490 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030490 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030490 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030490 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000030490 | A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000030490 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030490 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030490 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030492 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030492 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030492 | California
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030492 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030492 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030492 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030492 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030492 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030492 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030492 | Other
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000030492 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030492 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030492 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030492 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030492 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030492 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030492 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030492 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030492 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030492 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000030492 | A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000030492 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030492 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030492 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000202546 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202546 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202546 | California
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000202546 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202546 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202546 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202546 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202546 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000202546 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202546 | Other
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000202546 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202546 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000202546 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202546 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202546 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202546 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202546 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202546 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202546 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000202546 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000202546 | A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000202546 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000202546 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202546 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000084883 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084883 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084883 | California
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000084883 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084883 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084883 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084883 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084883 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084883 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084883 | Other
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000084883 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084883 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084883 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084883 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084883 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084883 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084883 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084883 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084883 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000084883 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000084883 | A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000084883 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084883 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084883 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164576 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164576 | Tencent Holdings Ltd. - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000164576 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164576 | Alibaba Group Holding Ltd., Class H - FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164576 | NetEase, Inc. - FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164576 | SK Hynix, Inc. - FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164576 | PICC Property & Casualty Co., Ltd., Class H - FR_670625904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164576 | Itau Unibanco Holding SA, 6.712 - FR_B037HR904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164576 | Xiaomi Corp., Class H - FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164576 | Delta Electronics, Inc. - FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164576 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000164576 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000164576 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000164576 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000164576 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164576 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164576 | Country SummaryPoland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164576 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164576 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164576 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164576 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164576 | Country SummarySaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164576 | Country SummaryPhilippines
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164576 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164576 | Country SummaryThailand
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164576 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164576 | 14208533
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000164576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000164576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000164576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164576 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164576 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030493 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030493 | Tencent Holdings Ltd. - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030493 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030493 | Alibaba Group Holding Ltd., Class H - FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030493 | NetEase, Inc. - FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030493 | SK Hynix, Inc. - FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030493 | PICC Property & Casualty Co., Ltd., Class H - FR_670625904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030493 | Itau Unibanco Holding SA, 6.712 - FR_B037HR904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030493 | Xiaomi Corp., Class H - FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030493 | Delta Electronics, Inc. - FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030493 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000030493 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030493 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030493 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030493 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030493 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030493 | Country SummaryPoland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030493 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030493 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030493 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030493 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030493 | Country SummarySaudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030493 | Country SummaryPhilippines
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030493 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030493 | Country SummaryThailand
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030493 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030493 | 14208533
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030493 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000030493 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030493 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030493 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030493 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030493 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030493 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030493 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030493 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030493 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030493 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030493 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030493 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213292 | 14209571
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213292 | 14208471
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000213292 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000213292 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000213292 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000213292 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213292 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213292 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213292 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213292 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213292 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213293 | 14209571
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213293 | 14208471
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000213293 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000213293 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000213293 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000213293 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213293 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213293 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213293 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213293 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213293 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213294 | 14209571
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213294 | 14208471
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000213294 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000213294 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000213294 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000213294 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213294 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213294 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213294 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213294 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213294 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030494 | 14209571
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030494 | 14208471
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000030494 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000030494 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000030494 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030494 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030494 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030494 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030494 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030494 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030494 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000083494 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000083494 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000083494 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000083494 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083494 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000083494 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000083495 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000083495 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000083495 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000083495 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083495 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000083495 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000083498 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000083498 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000083498 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083498 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083498 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000083498 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000083498 | Global Credit - Global Credit
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000083498 | Linkers
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000083499 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000083499 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000083499 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000083499 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000083499 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000083499 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000083499 | Global Credit - Global Credit
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000083499 | Linkers
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000083496 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000083496 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000083496 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000083496 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000083496 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000083496 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083497 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000083497 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000083497 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000083497 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000083497 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000083497 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157747 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157747 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157747 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157747 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157747 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157747 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157747 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157747 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157747 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157747 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157747 | New York
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000157747 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157747 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157747 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000157747 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000157747 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157747 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157747 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157747 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000157747 | A
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000157747 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000157747 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157747 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157747 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030502 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030502 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030502 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030502 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030502 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030502 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030502 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030502 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030502 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030502 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030502 | New York
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000030502 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030502 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030502 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030502 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030502 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030502 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030502 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030502 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000030502 | A
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030502 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030502 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030502 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030502 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030504 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030504 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030504 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030504 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030504 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030504 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030504 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030504 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030504 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030504 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030504 | New York
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000030504 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030504 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030504 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030504 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030504 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030504 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030504 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030504 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000030504 | A
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030504 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030504 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030504 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030504 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084886 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084886 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084886 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084886 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084886 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000084886 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084886 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084886 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084886 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084886 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084886 | New York
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000084886 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084886 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084886 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084886 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084886 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084886 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084886 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000084886 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000084886 | A
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084886 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000084886 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084886 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084886 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083500 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000083500 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083500 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083500 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083500 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000083500 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083501 | Global Equity - US
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000083501 | Global Equity - Developed International
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000083501 | Global Equity - Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083501 | Real Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083501 | Global Bond - US
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000083501 | Global Bond - Developed International
Holdings [Line Items]
Percent of Net Asset Value	0.00%